Basis of preparation	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Basis of preparation

1.	Basis of preparation
1.1.	Statement of compliance and authorization of unaudited condensed consolidated interim financial statements

These unaudited condensed consolidated interim financial statements of Petróleo Brasileiro S.A. (“Petrobras” or “Company”) have been prepared and presented in accordance with IAS 34 – “Interim Financial Reporting” as issued by the International Accounting Standards Board (IASB). They present the significant changes in the period, avoiding repetition of certain notes to the annual consolidated financial statements previously reported. Hence, they should be read together with the Company’s audited annual consolidated financial statements for the year ended December 31, 2023, which include the full set of notes.

In the preparation of these unaudited condensed consolidated interim financial statements for in the the six-month period ended June 30, 2024, the Company assessed the impacts of extreme weather events that occurred in the state of Rio Grande do Sul in the second quarter of 2024 on its operations and concluded that they did not materially affect the Company’s assets and results in the the six-month period ended June 30, 2024.

These unaudited condensed consolidated interim financial statements were approved and authorized for issue by the Company’s Board of Directors in a meeting held on August 8, 2024.

1.2.	New standards and interpretations

On January 1, 2024, amendments to standards issued by the IASB came into force and were adopted by the Company, as disclosed in note 6 of the financial statements of December 31, 2023. According to the assessment carried out by Management, there were no material impacts on the initial application of these amendments in these unaudited condensed consolidated interim financial statements.